UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09835

Utilities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Utilities Portfolio                                                                                                                          as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Broadcasting and Cable — 2.6%
Inmarsat PLC	1,200,000	$8,519,168
Rogers Communications, Inc., Class B (1)	400,000	21,948,000
		$30,467,168
Chemicals — 0.0%
Arkema ADR (2)	1,249	58,873
		$58,873
Electric Utilities — 41.6%
AES Corp. (2)	650,000	13,253,500
Allegheny Energy, Inc. (2)	592,900	23,816,793
ALLETE, Inc. (1)	316,666	13,759,138
BKW FMB Energie AG	30,000	2,923,162
E.ON AG ADR (1)	360,000	14,281,200
Edison International	600,000	24,984,000
Endesa SA ADR (1)	451,000	19,212,600
Entergy Corp.	350,000	27,380,500
Exelon Corp.	461,250	27,924,075
FirstEnergy Corp.	500,000	27,930,000
Fortis, Inc.	200,000	4,381,302
Fortum Oyj	800,000	21,299,763
FPL Group, Inc. (1)	381,860	17,183,700
International Power PLC ADR (1)	450,000	26,707,500
ITC Holdings Corp.	150,000	4,680,000
Mirant Corp. (2)	1,000,000	27,310,000
Northeast Utilities	200,000	4,654,000
NorthWestern Corp.	375,000	13,117,500
NRG Energy, Inc. (2)	670,000	30,351,000
Oesterreichische Elektrizitaetswirtschafts AG, Class A	250,000	12,082,464
PG&E Corp. (1)	575,000	23,948,750
PPL Corp. (1)	600,000	19,740,000
Public Power Corp.	65,000	1,562,893
RWE AG	220,000	20,245,019
Scottish and Southern Energy PLC	700,000	17,201,645
Scottish Power PLC	873,015	10,608,726
TXU Corp.	700,000	43,764,000
		$494,303,230
Engineering and Construction — 0.3%
Halliburton Co.	140,000	3,983,000
		$3,983,000
Gas Utilities — 2.1%
AGL Resources, Inc.	50,000	1,825,000
Enbridge, Inc. (1)	50,000	1,614,000

Equitable Resources, Inc.	70,000	$2,448,600
TransCanada Corp. (1)	600,000	18,864,000
		$24,751,600
Integrated Oil — 1.3%
Statoil ASA ADR (1)	500,000	11,910,000
Total SA ADR (1)	50,000	3,297,000
		$15,207,000
Oil and Gas - Exploration and Production — 0.8%
Marathon Oil Corp.	50,000	3,845,000
Southwestern Energy Co. (2)	100,000	2,987,000
Talisman Energy, Inc.	150,000	2,457,000
		$9,289,000
Oil and Gas - Refining and Marketing — 0.9%
Neste Oil Oyj	380,000	11,070,194
		$11,070,194
Telecommunications Services — 21.0%
AT&T, Inc. (1)	1,000,000	32,560,000
BCE, Inc. (1)	352,641	9,553,045
Bell Aliant Regional Communications Income Fund (1)(2)	27,941	875,297
BellSouth Corp.	750,000	32,062,500
BT Group PLC ADR	311,200	15,737,384
Chunghwa Telecom Co., Ltd. ADR (1)	351,400	6,082,734
Embarq Corp.	400,000	19,348,000
Koninklijke (Royal) KPN NV	1,000,000	12,728,503
Qwest Communications International, Inc. (1)(2)	350,000	3,052,000
Telecom Italia SPA	4,000,000	9,616,862
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	19,824,500
Telenor ASA	1,500,000	19,528,095
TELUS Corp. (1)	500,000	27,985,000
Verizon Communications, Inc.	850,000	31,560,500
Windstream Corp.	736,026	9,708,183
		$250,222,603
Utilities - Electric and Gas — 16.9%
Avista Corp.	100,000	2,368,000
CMS Energy Corp. (1)(2)	2,300,000	33,212,000
Constellation Energy Group, Inc.	470,000	27,824,000
Dominion Resources, Inc.	100,000	7,649,000
Duke Energy Corp.	800,000	24,160,000
Dynegy, Inc., Class A (2)	1,700,000	9,418,000
Iberdrola SA	442,000	19,717,022
Kinder Morgan, Inc.	100,000	10,485,000
MDU Resources Group, Inc.	195,000	4,356,300
National Grid PLC	994,772	12,393,391
Public Service Enterprise Group, Inc.	52,668	3,222,755

Sempra Energy	220,000	$11,055,000
Suez SA ADR (1)	350,000	15,487,500
TransAlta Corp. (1)	500,000	10,535,000
Wisconsin Energy Corp.	200,000	8,628,000
		$200,510,968
Water Utilities — 4.2%
Aqua America, Inc. (1)	200,000	4,388,000
Basin Water, Inc. (1)(2)	155,000	1,269,450
Severn Trent PLC	450,000	11,215,071
United Utilities PLC	200,003	2,634,323
Veolia Environment ADR (1)	500,000	30,190,000
		$49,696,844
Wireless Telecommunication Services — 3.5%
Alltel Corp.	325,000	18,037,500
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	89,525
Leap Wireless International, Inc. (1)(2)	250,000	12,122,500
Vodafone Group PLC (ADR) (1)	506,687	11,582,865
		$41,832,390
Total Common Stocks (identified cost $855,015,002)		$1,131,392,870

Convertible Bonds — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (2)(3)	$100	$142,625
Total Convertible Bonds (identified cost, $100,000)		$142,625

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$1,559
		$1,559
Total Warrants (identified cost $0)		$1,559

Short-Term Investments — 21.6%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (4)	198,272,005	$198,272,005

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,500	$1,500,000
Prudential Financial, Inc., Commercial Paper, 5.35%, 10/2/06	57,239	57,230,493
Total Short-Term Investments (at amortized cost, $257,002,498)		$257,002,498
Total Investments — 116.8% (identified cost $1,112,117,500)		$1,388,539,552
Other Assets, Less Liabilities — (16.8)%		$(199,907,519)
Net Assets — 100.0%		$1,188,632,033

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2006.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $142,625 or 0.0% of the Portfolio’s net assets.

(4)

As of September 30, 2006, the Portfolio loaned securities having a market value of $190,917,875 and received $198,272,005 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, and affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	87.4%	$1,038,537,757
Canada	8.3%	98,212,645
United Kingdom	7.6%	89,892,573
Spain	3.3%	38,929,622
Finland	2.7%	32,369,957
Norway	2.6%	31,438,095
Germany	1.7%	20,245,019
Netherlands	1.1%	12,728,503
Austria	1.0%	12,082,464
Italy	0.8%	9,616,862
Switzerland	0.2%	2,923,162
Greece	0.1%	1,562,893
	116.8%	$1,388,539,552

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,112,620,500
Gross unrealized appreciation	$280,871,990
Gross unrealized depreciation	(4,952,938)
Net unrealized appreciation	$275,919,052

The net unrealized depreciation on foreign currency at September 30, 2006, was $31,514.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006